AmericaFirst Qunatitative Funds

AmericaFirst Defensive Growth Fund

AmericaFirst Income Fund

AmericaFirst Monthly Risk-On Risk-Off Fund

AmericaFirst Seasonal Rotation Fund

AmericaFirst Large Cap Share Buyback Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericaFirst Quantitative Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 6, 2019 (SEC Accession No. 0001162044-19-000718).